SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Movement in the allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Movement in the Allowances for Doubtful Debts
Balance at beginning of period	¥ 1,145	$ 171	¥ 304
Additional provision	251	37	841
Balance at end of period	¥ 1,396	$ 208	¥ 1,145